Summary of Significant Accounting Policies (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 16, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) Customers	Dec. 31, 2017 USD ($) Customers	Dec. 31, 2016 USD ($) Customers	Dec. 31, 2015 USD ($)
Summary of Significant Accounting Policies (Textual)
Losses from operations		$ (10,819,852)	$ (6,871,542)	$ (12,283,219)
Working capital deficit		$ 2,195,377
Subsidiary entity shareholders voting, description		(i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.
Advertising costs		$ 14,071,241	23,171,170	4,537,653
Tax effect
Percentage of revenue		91.00%	95.00%	70.00%
Number of customers | Customers		4	2	4
Credit risk exposure of uninured cash in banks		$ 1,192,218	$ 72,379
Impairment of intangible assets		724,437
Impairment loss for Wi-Fi equipment		1,228,362
Cash		$ 1,192,218	$ 72,379	$ 83,843	$ 929,388
Subsequent Event [Member]
Summary of Significant Accounting Policies (Textual)
Sale of ordinary shares | shares	2,000,000
Sale of price per share | $ / shares	$ 6
Sale of total amount	$ 12,000,000